Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
Note
2-Restatement
of Previously Issued Financial Statements
The Company had recognized a liability upon closing of their initial public offering in February 2021 for a portion of the underwriter’s commissions which was contingently payable upon closing of a future business combination, with the offsetting entry resulting in an initial discount to the securities sold in the initial public offering. On September 27, 2022, Deutsche Bank Securities, Inc. irrevocably waived its rights to the deferred underwriting commissions due under the underwriting agreement. The Company recognized the waiver as an extinguishment, with a resulting non-operating
gain recognized in its statements of operations for the three and nine months ended September 30, 2022. Upon subsequent review and analysis, management concluded that the Company should have recognized the portion allocated to Public Shares as an adjustment to the carrying value of the Class A ordinary shares subject to possible redemption and the remaining balance as a gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liabilities.
Therefore, the Company’s management and the Audit Committee of the Company’s Board of Directors (the “Audit Committee”) concluded that the Company’s previously issued interim financial statements as of September 30, 2022 (the “Quarterly Report”) should no longer be relied upon and that it is appropriate to restate the Quarterly Report. As such, the Company will restate its financial statements in this
Form 10-K.
The previously filed financial statements for the three and nine months ended September 30, 2022, as filed with the Securities and Exchange Commission (“SEC”) on November 14, 2022 (the “Original Filing”) should no longer be relied upon.
Impact of the Restatement
The impact of the restatement on the statements of operations, statement of changes in stockholders’ deficit and statement of cash flows for the affected period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.
Statements of Operations:

	For the Three Months Ended September 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Loss from operations	(2,302,238)	—	(2,302,238)
Other income (expenses)
Change in fair value of derivative warrant liabilities	1,159,920	—	1,159,920
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liabilities	6,256,250	(6,066,060)	190,190
Offering costs associated with derivative warrant liabilities	—	—	—
Income from investments held in Trust Account	1,108,635	—	1,108,635
Net income	6,222,567	(6,066,060)	156,507
Weighted average shares outstanding of Class A ordinary share, basic and diluted	32,500,000	—	32,500,000
Basic net income per share, Class A ordinary share	0.15	(0.15)	0.00
Weighted average shares outstanding of Class B ordinary share, basic	8,125,000	—	8,125,000
Basic net income per share, Class B ordinary share	0.15	(0.15)	0.00
Weighted average shares outstanding of Class B ordinary share, diluted	8,125,000	—	8,125,000
Diluted net income per share, Class B ordinary share	0.15	(0.15)	0.00

	For the Nine Months Ended September 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Loss from operations	(2,851,917)	—	(2,851,917)
Other income (expenses):
Change in fair value of derivative warrant liabilities	6,104,920	—	6,104,920
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liabilities	6,256,250	(6,066,060)	190,190
Offering costs associated with derivative warrant liabilities	—	—	—
Income from investments held in Trust Account	1,323,982	—	1,323,982
Net income	10,833,235	(6,066,060)	4,767,175
Weighted average shares outstanding of Class A ordinary share, basic and diluted	32,500,000	—	32,500,000
Basic net income per share, Class A ordinary share	0.27	(0.15)	0.12
Weighted average shares outstanding of Class B ordinary share, basic	8,125,000	—	8,125,000
Basic net income per share, Class B ordinary share	0.27	(0.15)	0.12
Weighted average shares outstanding of Class B ordinary share, diluted	8,125,000	—	8,125,000
Diluted net income per share, Class B ordinary share	0.27	(0.15)	0.12
Statement of Changes in Shareholders’ Deficit:

	For the Nine Months Ended September 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount - accumulated deficit	(1,252,434)	6,066,060	4,813,626

Statement of Cash Flows:

	For the Nine Months Ended September 30, 2022
	As Previously Reported	Restatement Adjustment	As Restated
Net income	10,833,235	(6,066,060)	4,767,175
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	(6,104,920)	—	(6,104,920)
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liabilities	(6,256,250)	6,066,060	(190,190)
Offering costs associated with derivative warrant liabilities	—	—	—
Income from investments held in Trust Account	(1,323,982)	—	(1,323,982)
Changes in operating assets and liabilities:
Prepaid expenses	458,459	—	458,459
Accounts payable	7,679	—	7,679
Accrued expenses	1,906,957	—	1,906,957
Net cash used in operating activities	(478,822)	—	(478,822)